Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation and Company performance for the years listed below. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to Executive Compensation – Compensation Discussion and Analysis. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2,3,4	Average Summary Compensation Table Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 2,3,4	Value of Initial Fixed $100 Investment Based On: 5		Net Income ($MM)	Company Selected Measure - Sales Revenue ($MM) 6
					Total Shareholder Return	Peer Group Total Shareholder Return

2023	$10,008,650	$19,833,362	$2,356,648	$3,683,003	$140.39	$ 174.04	$ 58.6	$1,787.6

2022	$ 6,168,869	$ 9,224,256	$1,360,803	$1,079,894	$118.47	$132.42	$179.6	$1,528.0

2021	$ 6,794,020	$ 7,535,588	$1,560,785	$1,795,350	$122.35	$149.63	$ 21.3	$1,400.2

2020 7	$ 7,575,727	$ 2,648,855	$1,542,131	$1,087,704	$119.78	$116.49	$124.1	$1,348.2

1
The amounts reflect the Summary Compensation Table total compensation figures for Nishan J. Vartanian, our principal executive officer (“PEO”), for each of the years listed. The
Non-PEO
NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2023, Lee B. McChesney, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; for 2022, Lee B. McChesney, Jonathan D. Buck, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; for 2021, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; and for 2020, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo.

2
The amounts shown for Compensation Actually Paid to our PEO and Average Compensation Actually Paid to
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually realized or received by such persons. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

3
Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEO and
Non-PEO
NEOs as set forth below. Amounts excluded, which are set forth in the “Exclusion of Stock Awards, Forfeited Awards and Change in Pension Value” columns in each of the PEO Compensation Actually Paid and the
Non-PEO
NEOs Compensation Actually Paid tables below in this footnote (3), are the aggregate of the amounts shown in the “Stock Awards” and “Change in Pension Value” columns from the Summary Compensation Table. Amounts included, which are set forth in the “Inclusion of Equity Award Adjustments and Pension Service Cost” columns in each of such tables below in this footnote (3), are the aggregate of the following components:

i.	Add the fair value as of the end of the year of unvested equity awards granted in that year;
ii.
Add the change in fair value (if positive, or subtract if negative) as of the end of the year (from the end of the prior year) of equity awards granted in prior years that remained outstanding and unvested at the end of the year;

iii.
Add the change in fair value (if positive, or subtract if negative) as of the vesting date during the year (from the end of the prior year) of equity awards granted in prior years that vested during that year;

iv.	Subtract the fair value at the end of the prior year for awards granted in prior years that forfeited or failed to meet applicable vesting conditions during the covered year; and
v.
Add the pension service cost (which is calculated as the actuarial present value of each NEO’s benefit under all plans reported in the “Changes to Pension Value” in the Summary Compensation Table, attributable to services rendered during the covered year).

4	The column amounts were adjusted from previously reported amounts to reflect relative TSR consistent with SEC rules adopted in 2023.
Equity values are calculated in accordance with FASB ASC Topic 718. The following types of equity award adjustments were not applicable to Company equity awards, as such events did not occur: (i) adjustments for awards that are granted and vest in the same covered year, and (ii) adjustments for the dollar value of any dividends or other earnings paid on stock awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year. There were no adjustments required for prior pension service cost (which is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered year that are attributed by the benefit formula to services rendered in periods prior to the amendment).
PEO Compensation Actually Paid

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO

2023	$10,008,650	$6,690,112	$16,514,824	$19,833,362

2022	$ 6,168,869	$3,919,131	$ 6,974,518	$ 9,224,256

2021	$ 6,794,020	$4,870,016	$ 5,611,584	$ 7,535,588

2020 7	$ 7,575,727	$5,917,289	$ 990,417	$ 2,648,855

(a)	The components of the amounts shown in this column for our PEO are set forth in the table below:

PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Costs	Total Equity Award Adjustments and Pension Service Costs
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2023	$—	$11,399,062	$ —	$5,154,764	$ —	$(164,194)	$—	$—	$16,389,632	$125,192	$16,514,824

2022	$—	$6,224,623	$ —	$1,023,544	$(127,202)	$(326,530)	$—	$—	$ 6,794,435	$180,083	$6,974,518

2021	$—	$4,224,222	$ 8,947	$ 991,025	$ —	$ 176,781	$—	$—	$ 5,400,976	$210,608	$5,611,584

2020 7	$—	$1,503,317	$131,248	$ (815,459)	$ (99,509)	$ 53,410	$—	$—	$ 773,008	$217,409	$990,417

*	The change in value for each award is measured from the value at the end of the prior year.
Non-PEO
NEOs Compensation Actually Paid

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non- PEO NEOs

2023	$2,356,648	$955,099	$2,281,454	$3,683,003

2022	$1,360,803	$720,857	$ 439,948	$1,079,894

2021	$1,560,785	$723,667	$ 958,232	$1,795,350

2020	$1,542,131	$792,693	$ 338,266	$1,087,704

(a)	The components of the amounts shown in this column for our Non-PEO NEOs are set forth in the table below:
Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Costs	Total Equity Award Adjustments and Pension Service Costs
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2023	$333,524	$1,410,147	$85,476	$420,864	$(4,384)	$(11,282)	$—	$—	$2,234,346	$47,108	$2,281,454

2022	$326,590	$358,040	$(6,523)	$50,007	$(14,545)	$(30,849)	$(61,567)	$(246,302)	$374,852	$65,096	$439,948

2021	$130,392	$556,774	$3,027	$110,715	$13,552	$48,418	$—	$—	$862,876	$95,356	$958,232

2020	$152,228	$176,379	$42,617	$(121,306)	$2,210	$10,639	$—	$—	$262,767	$75,499	$338,266

*	The change in value for each award is measured from the value at the end of the prior year.

5
This column shows TSR and peer group TSR on a cumulative basis for each year of the four-year period from 2020 through 2023. For purposes of this disclosure, the peer group is the S&P Midcap 400 Industrials Market Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the S&P Midcap 400 Industrials Market Index, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

6
We determined sales revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and Average Compensation Actually Paid to
Non-PEO
NEOs in 2023, in accordance with Item 402(v) of Regulation
S-K.

7	The amounts shown in 2020 for our PEO reflect the vesting of equity grants made prior to promotion to Chief Executive Officer.

Company Selected Measure Name	sales revenue
Named Executive Officers, Footnote	The amounts reflect the Summary Compensation Table total compensation figures for Nishan J. Vartanian, our principal executive officer (“PEO”), for each of the years listed. The
Non-PEO
	NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2023, Lee B. McChesney, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; for 2022, Lee B. McChesney, Jonathan D. Buck, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; for 2021, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo; and for 2020, Kenneth D. Krause, Steven C. Blanco, Bob W. Leenen and Stephanie L. Sciullo.
Peer Group Issuers, Footnote	This column shows TSR and peer group TSR on a cumulative basis for each year of the four-year period from 2020 through 2023. For purposes of this disclosure, the peer group is the S&P Midcap 400 Industrials Market Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the S&P Midcap 400 Industrials Market Index, and reinvestment of the pre-tax
	value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,008,650	$ 6,168,869	$ 6,794,020	$ 7,575,727
PEO Actually Paid Compensation Amount	$ 19,833,362	9,224,256	7,535,588	2,648,855
Adjustment To PEO Compensation, Footnote
PEO Compensation Actually Paid

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO

2023	$10,008,650	$6,690,112	$16,514,824	$19,833,362

2022	$ 6,168,869	$3,919,131	$ 6,974,518	$ 9,224,256

2021	$ 6,794,020	$4,870,016	$ 5,611,584	$ 7,535,588

2020 7	$ 7,575,727	$5,917,289	$ 990,417	$ 2,648,855

(a)	The components of the amounts shown in this column for our PEO are set forth in the table below:

PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Costs	Total Equity Award Adjustments and Pension Service Costs
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2023	$—	$11,399,062	$ —	$5,154,764	$ —	$(164,194)	$—	$—	$16,389,632	$125,192	$16,514,824

2022	$—	$6,224,623	$ —	$1,023,544	$(127,202)	$(326,530)	$—	$—	$ 6,794,435	$180,083	$6,974,518

2021	$—	$4,224,222	$ 8,947	$ 991,025	$ —	$ 176,781	$—	$—	$ 5,400,976	$210,608	$5,611,584

2020 7	$—	$1,503,317	$131,248	$ (815,459)	$ (99,509)	$ 53,410	$—	$—	$ 773,008	$217,409	$990,417

*	The change in value for each award is measured from the value at the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 2,356,648	1,360,803	1,560,785	1,542,131
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,683,003	1,079,894	1,795,350	1,087,704
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEOs Compensation Actually Paid

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non- PEO NEOs

2023	$2,356,648	$955,099	$2,281,454	$3,683,003

2022	$1,360,803	$720,857	$ 439,948	$1,079,894

2021	$1,560,785	$723,667	$ 958,232	$1,795,350

2020	$1,542,131	$792,693	$ 338,266	$1,087,704

(a)	The components of the amounts shown in this column for our Non-PEO NEOs are set forth in the table below:
Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards Unvested in Applicable Year, at Year End		Change in Value* of Prior Years’ Awards that Vested in Applicable Year, at Vesting Date		Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		Total Equity Award Adjustments (total of prior four columns)	Pension Service Costs	Total Equity Award Adjustments and Pension Service Costs
	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs	RSUs	PSUs

2023	$333,524	$1,410,147	$85,476	$420,864	$(4,384)	$(11,282)	$—	$—	$2,234,346	$47,108	$2,281,454

2022	$326,590	$358,040	$(6,523)	$50,007	$(14,545)	$(30,849)	$(61,567)	$(246,302)	$374,852	$65,096	$439,948

2021	$130,392	$556,774	$3,027	$110,715	$13,552	$48,418	$—	$—	$862,876	$95,356	$958,232

2020	$152,228	$176,379	$42,617	$(121,306)	$2,210	$10,639	$—	$—	$262,767	$75,499	$338,266

*	The change in value for each award is measured from the value at the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company Cumulative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to
Non-PEO
NEOs and the Company’s cumulative TSR for each year of the four-year period from 2020 through 2023.
Note: In the next three charts, the term “CAP” means Compensation Actually Paid

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to
Non-PEO
NEOs and our net income for each year of the four-year period from 2020 through 2023.

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Sales Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to
Non-PEO
NEOs and our sales revenue for each year of the four-year period from 2020 through 2023.

Note: 2020 PEO Compensation reflects long-term incentive awards granted prior to promotion to Chief Executive Officer.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart sets forth the relationship between our cumulative TSR and the TSR for the S&P Midcap 400 Industrials Market Index for each year of the four-year period from 2020 through 2023.

Tabular List, Table
2023 Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023 to Company performance. The measures in this table are not ranked.

Revenue Growth (3-Year Revenue Compound Annual Growth Rate (CAGR))

Adjusted EBITDA Margin

Working Capital as a Percentage of Sales

Total Shareholder Return against Proxy Peer Group (as disclosed in the Compensation Discussion and Analysis)

Total Shareholder Return Amount	$ 140.39	118.47	122.35	119.78
Peer Group Total Shareholder Return Amount	174.04	132.42	149.63	116.49
Net Income (Loss)	$ 58,600,000	$ 179,600,000	$ 21,300,000	$ 124,100,000
Company Selected Measure Amount	1,787,600,000	1,528,000,000	1,400,200,000	1,348,200,000
PEO Name	Nishan J. Vartanian
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue Growth (3-Year Revenue Compound Annual Growth Rate (CAGR))
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return against Proxy Peer Group (as disclosed in the Compensation Discussion and Analysis)
PEO
Pay vs Performance Disclosure
Total Equity Award Adjustments	$ 16,389,632	$ 6,794,435	$ 5,400,976	$ 773,008
Pension Service Costs	125,192	180,083	210,608	217,409
PEO | Exclusion of Stock Awards and Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,690,112	3,919,131	4,870,016	5,917,289
PEO | Award Adjustments and Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,514,824	6,974,518	5,611,584	990,417
PEO | RSUs [Member]
Pay vs Performance Disclosure
Change in Value* of Prior Years Awards Unvested in Applicable Year, at Year End			8,947	131,248
Change in Value* of Prior Years' Awards that Vested in Applicable Year, at Vesting Date		(127,202)		(99,509)
PEO | PSUs [Member]
Pay vs Performance Disclosure
Fair Value of Awards Granted in Applicable Year, at Year End	11,399,062	6,224,623	4,224,222	1,503,317
Change in Value* of Prior Years Awards Unvested in Applicable Year, at Year End	5,154,764	1,023,544	991,025	(815,459)
Change in Value* of Prior Years' Awards that Vested in Applicable Year, at Vesting Date	(164,194)	(326,530)	176,781	53,410
Non-PEO NEO
Pay vs Performance Disclosure
Total Equity Award Adjustments	2,234,346	374,852	862,876	262,767
Pension Service Costs	47,108	65,096	95,356	75,499
Non-PEO NEO | Exclusion of Stock Awards and Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	955,099	720,857	723,667	792,693
Non-PEO NEO | Award Adjustments and Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,281,454	439,948	958,232	338,266
Non-PEO NEO | RSUs [Member]
Pay vs Performance Disclosure
Fair Value of Awards Granted in Applicable Year, at Year End	333,524	326,590	130,392	152,228
Change in Value* of Prior Years Awards Unvested in Applicable Year, at Year End	85,476	(6,523)	3,027	42,617
Change in Value* of Prior Years' Awards that Vested in Applicable Year, at Vesting Date	(4,384)	(14,545)	13,552	2,210
Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		(61,567)
Non-PEO NEO | PSUs [Member]
Pay vs Performance Disclosure
Fair Value of Awards Granted in Applicable Year, at Year End	1,410,147	358,040	556,774	176,379
Change in Value* of Prior Years Awards Unvested in Applicable Year, at Year End	420,864	50,007	110,715	(121,306)
Change in Value* of Prior Years' Awards that Vested in Applicable Year, at Vesting Date	$ (11,282)	(30,849)	$ 48,418	$ 10,639
Total Value as of the End of the Prior Year of Forfeited Awards in Applicable Year		$ (246,302)